Santander Group - Acquisition of Deutsche Bank Polska (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Negative goodwill recognized in results		€ 67	€ 22
Retail and Private Banking Business of Deutsche Bank Polska SA
Disclosure of detailed information about business combination [line items]
Purchase price at acquisition date	€ 298
Identifiable assets acquired (liabilities assumed)	365
Loans and advances to customers	4,304
Loans and advances to credit institutions	4,025
Revaluation adjustment	82
Negative goodwill recognized in results	€ 67